UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2003

Item 1. Reports to Stockholders

Fidelity® Cash Central Fund

Annual Report

May 31, 2003

1.743118.103

Investments May 31, 2003

Showing Percentage of Net Assets

Commercial Paper - 4.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Deutsche Bank Financial LLC
6/2/03	1.38%	$ 1,200,000,000	$ 1,199,954,167
Federal Agencies - 46.1%

Fannie Mae - 36.5%
Agency Coupons - 4.4%
6/2/03	1.25 (a)	600,000,000	599,740,350
6/9/03	1.17 (a)	49,000,000	48,999,307
4/28/04	1.36	200,000,000	200,000,000
6/29/04	1.29 (b)	250,000,000	250,000,000
			1,098,739,657
Discount Notes - 32.1%
6/2/03	1.28	4,000,000,000	3,999,857,776
6/27/03	1.31	700,000,000	699,342,778
7/7/03	1.35	640,000,000	639,142,400
7/25/03	1.33	100,000,000	99,802,000
7/25/03	1.91	128,650,000	128,289,137
7/30/03	1.17	296,000,000	295,432,420
9/19/03	1.80	15,167,000	15,084,972
9/19/03	1.83	56,748,000	56,435,886
10/15/03	1.46	225,000,000	223,776,000
10/17/03	1.42	200,676,000	199,599,039
10/17/03	1.84	220,000,000	218,475,867
10/22/03	1.16	225,108,000	224,079,694
11/12/03	1.15	107,105,000	106,548,768
11/12/03	1.16	345,000,000	343,192,583
11/14/03	1.45	23,119,000	22,966,556
11/19/03	1.15	50,450,000	50,176,813
11/26/03	1.15	360,000,000	357,970,800
12/12/03	1.45	180,000,000	178,612,900
4/2/04	1.32	225,000,000	222,513,750
			8,081,300,139
			9,180,039,796
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Federal Home Loan Bank - 4.7%
Agency Coupons - 4.4%
2/24/04	1.40%	$ 450,000,000	$ 449,991,450
3/10/04	1.44	200,000,000	200,000,000
4/13/04	1.29	75,000,000	75,000,000
4/13/04	1.33	75,000,000	75,000,000
6/28/04	1.30 (b)	300,000,000	300,000,000
			1,099,991,450
Discount Notes - 0.3%
10/29/03	1.16	88,577,000	88,152,569
			1,188,144,019
Freddie Mac - 4.9%
Discount Notes - 4.9%
9/17/03	1.80	183,950,000	182,973,226
10/9/03	1.80	10,000,000	9,936,083
10/15/03	1.78	75,000,000	74,504,167
11/19/03	1.16	700,000,000	696,176,250
3/25/04	1.30	279,287,000	276,327,799
			1,239,917,525
TOTAL FEDERAL AGENCIES			11,608,101,340
Time Deposits - 10.3%

Caisse des Depots et Consignations
6/2/03	1.35	1,200,000,000	1,200,000,000
RaboBank Nederland Coop. Central
6/2/03	1.35	1,200,000,000	1,200,000,000
Suntrust Bank
6/2/03	1.28	200,000,000	200,000,000
TOTAL TIME DEPOSITS			2,600,000,000
Repurchase Agreements - 41.1%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations dated 5/30/03 due 6/2/03 At:
1.36%)	$ 1,763,730,172	1,763,530,000
1.37%)	274,317,208	274,286,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Treasury Obligations dated 5/30/03 due 6/2/03 At:
1.23%)	$ 6,520,136,212	$ 6,519,467,000
1.25%)	525,768,971	525,714,000
With:
Banc of America Securities LLC At:
1.44%, dated 5/30/03 due 6/2/03 (Collateralized by Commercial Paper Obligations with principal amounts of $693,443,465, 0% - 6.75%, 6/2/03 - 5/1/33)	685,082,200	685,000,000
1.46%, dated 5/30/03 due 6/2/03 (Collateralized by Corporate Obligations with principal amounts of $13,248,951, 1.55%, 9/15/14)	13,001,582	13,000,000
Citigroup Global Markets, Inc. At:
1.43%, dated 5/30/03 due 6/2/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $128,190,124, 0% - 10%, 9/25/08 - 5/25/33)	128,015,253	128,000,000
1.44%, dated 5/30/03 due 6/2/03 (Collateralized by Corporate Obligations with principal amounts of $406,819,000, 2.66% - 8.37%, 3/15/04 - 5/21/33)	429,051,480	429,000,000
TOTAL REPURCHASE AGREEMENTS		10,337,997,000
TOTAL INVESTMENT PORTFOLIO - 102.3%		25,746,052,507
NET OTHER ASSETS - (2.3)%		(571,153,184)
NET ASSETS - 100%		$ 25,174,899,323
Total Cost for Income Tax Purposes $ 25,746,052,507
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $18,503,244. The weighted average interest rate was 1.73%. Interest earned from the interfund lending program amounted to $153,100 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

A total of 10.91% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		May 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $10,337,997,000) - See accompanying schedule		$ 25,746,052,507
Cash		179
Interest receivable		6,479,620
Total assets		25,752,532,306

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 550,000,000
Distributions payable	27,589,747
Other payables and accrued expenses	43,236
Total liabilities		577,632,983

Net Assets		$ 25,174,899,323
Net Assets consist of:
Paid in capital		$ 25,174,830,151
Accumulated net realized gain (loss) on investments		69,172
Net Assets, for 25,168,926,755 shares outstanding		$ 25,174,899,323
Net Asset Value, offering price and redemption price per share ($25,174,899,323 ÷ 25,168,926,755 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

		Year ended May 31, 2003

Investment Income
Interest		$ 339,492,031
Expenses
Non-interested trustees' compensation	$ 84,611
Custodian fees and expenses	142,304
Audit	40,091
Legal	4,074
Insurance	67,793
Total expenses before reductions	338,873
Expense reductions	(1,549)	337,324
Net investment income		339,154,707
Net realized gain (loss) on investment securities		699,257
Net increase in net assets resulting from operations		$ 339,853,964

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2003	Year ended May 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 339,154,707	$ 742,317,193
Net realized gain (loss)	699,257	(420,198)
Net increase (decrease) in net assets resulting from operations	339,853,964	741,896,995
Distributions to shareholders from net investment income	(339,154,707)	(742,317,193)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	118,358,889,839	152,864,869,042
Cost of shares redeemed	(120,877,065,917)	(154,099,721,371)
Net increase (decrease) in net assets and shares resulting from share transactions	(2,518,176,078)	(1,234,852,329)
Total increase (decrease) in net assets	(2,517,476,821)	(1,235,272,527)

Net Assets
Beginning of period	27,692,376,144	28,927,648,671
End of period	$ 25,174,899,323	$ 27,692,376,144

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.026	.060	.054	.051
Distributions from net investment income	(.016)	(.026)	(.060)	(.054)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.58%	2.68%	6.21%	5.50%	5.19%
Ratios to Average Net Assets B
Expenses before expense reductions	.0016%	.0017%	.0016%	.0017%	.0016%
Expenses net of voluntary waivers, if any	.0016%	.0017%	.0016%	.0017%	.0016%
Expenses net of all reductions	.0016%	.0016%	.0016%	.0017%	.0016%
Net investment income	1.58%	2.63%	6.04%	5.38%	5.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,174,899	$ 27,692,376	$ 28,927,649	$ 23,886,943	$ 22,085,676

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2003

1. Significant Accounting Policies.

Fidelity® Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by Fidelity Investments Money Management, Inc. (FIMM). The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated May 30, 2003, due June 2, 2003	1.36%
Number of dealers or banks	10
Maximum amount with one dealer or bank	13.7%
Aggregate principal amount of agreements	$3,643,530,000
Aggregate maturity amount of agreements	$3,643,943,564
Aggregate market value of transferred assets	$3,716,667,146
Coupon rates of transferred assets	0% to 11%
Maturity dates of transferred assets	6/4/03 to 12/1/42
Dated May 30, 2003, due June 2, 2003	1.37%
Number of dealers or banks	3
Maximum amount with one dealer or bank	46.7%
Aggregate principal amount of agreements	$1,070,000,000
Aggregate maturity amount of agreements	$1,070,121,742
Aggregate market value of transferred assets	$1,091,401,104
Coupon rates of transferred assets	2.38% to 10.15%
Maturity dates of transferred assets	6/2/03 to 7/1/42
Dated May 30, 2003, due June 2, 2003	1.23%
Number of dealers or banks	13
Maximum amount with one dealer or bank	20.4%
Aggregate principal amount of agreements	$8,370,499,000
Aggregate maturity amount of agreements	$8,371,358,217
Aggregate market value of transferred assets	$8,552,054,431
Coupon rates of transferred assets	0% to 14.05%
Maturity dates of transferred assets	5/31/03 to 4/15/32
Dated May 30, 2003, due June 2, 2003	1.25%
Number of dealers or banks	6
Maximum amount with one dealer or bank	30.9%
Aggregate principal amount of agreements	$1,294,240,000
Aggregate maturity amount of agreements	$1,284,375,331
Aggregate market value of transferred assets	$1,322,681,183
Coupon rates of transferred assets	0% to 10.75%
Maturity dates of transferred assets	6/30/03 to 4/1/42

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FIMM, an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002, the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,549.

6. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Central Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 8, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 273 funds advised by FMR or an affiliate. Mr. McCoy oversees 275 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Cash Central (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1996

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1996

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1996

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1996

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 2000

Vice President of Cash Central. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of Cash Central. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Robert A. Litterst (43)

Year of Election or Appointment: 2001

Vice President of Cash Central. He is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterst managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Cash Central. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Cash Central. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Cash Central. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 1998

Assistant Vice President of Cash Central. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of Cash Central. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1996 Assistant Treasurer of Cash Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Cash Central. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Cash Central. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Cash Central. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Fidelity® Municipal
Cash Central Fund

Annual Report

May 31, 2003

1.743117.103

Investments May 31, 2003

Showing Percentage of Net Assets

Municipal Securities - 97.8%
	Principal Amount	Value (Note 1)
Alabama - 3.7%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 E, 1.4%, VRDN (a)	$ 16,400,000	$ 16,400,000
1.45%, VRDN (a)(b)	3,600,000	3,600,000
Homewood Edl. Bldg. Auth. Rev. 1.3% (AMBAC Insured), VRDN (a)	8,900,000	8,900,000
Mobile Indl. Dev. Board Rev.:
(Alabama Pwr. Theodore Plant Proj.) Series A, 1.45%, VRDN (a)(b)	4,000,000	4,000,000
(Newark Group Ind. Proj.) 1.31%, LOC Wachovia Bank NA, VRDN (a)(b)	6,065,000	6,065,000
Montgomery Alaha Spl. Care Facilities Fing. Auth. Prog. Rev. (Mizell Memorial Hosp. Proj.) 1.27%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	6,000,000	6,000,000
Phenix City Indl. Dev. Board Envir. Impt. Rev. (Mead Coated Board Proj.) Series 1993 A, 1.33%, LOC Toronto-Dominion Bank, VRDN (a)(b)	24,000,000	24,000,000
		68,965,000
Alaska - 1.0%
Alaska Hsg. Fin. Corp. Participating VRDN Series FRRI F25, 1.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	5,000,000	5,000,000
North Slope Borough Exempt Facility Indl. Rev. (BP Exploration Alaska Proj.) 1.37% (BP PLC Guaranteed), VRDN (a)(b)	13,800,000	13,800,000
		18,800,000
Arizona - 1.0%
Apache County Indl. Dev. Auth. (Tucson Elec. Pwr. Co. Springerville Proj.) Series 1985 A, 1.25%, LOC Toronto-Dominion Bank, VRDN (a)	1,150,000	1,150,000
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series PT 1773, 1.24% (Liquidity Facility WestLB AG) (a)(c)	3,800,000	3,800,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Corp. Proj.) Series 1988, 1.4% tender 8/15/03, CP mode (b)	3,000,000	3,000,000
Navajo County Indl. Dev. Auth. Rev. (Citizens Communications Co. Proj.) Series 1997 B, 1.8%, VRDN (a)(b)	1,100,000	1,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series SG 03 160, 1.24% (Liquidity Facility Societe Generale) (a)(c)	$ 7,500,000	$ 7,500,000
Tucson Indl. Dev. Auth. Rev. (Clarion Santa Rita Hotel Proj.) Series 2002, 1.27%, LOC Bank One NA, Chicago, VRDN (a)(b)	2,250,000	2,250,000
		18,800,000
Arkansas - 0.7%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 1998, 1.35%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(b)	1,000,000	1,000,000
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Floaters 01 708, 1.32% (Liquidity Facility Morgan Stanley) (a)(b)(c)(d)	5,500,000	5,500,000
Series ROC II R121, 1.31% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)(c)	2,980,000	2,980,000
Clark County Solid Waste Disp. Rev. (Alcoa, Inc. Proj.) 1.69%, VRDN (a)(b)	3,750,000	3,750,000
		13,230,000
California - 6.5%
California Gen. Oblig. Participating VRDN:
Series FRRI 02 F14B, 1.44% (a)(c)	25,500,000	25,500,000
Series FRRI 02 F15J, 1.32% (a)(c)	19,700,000	19,700,000
Series PT 1720, 1.25% (Liquidity Facility WestLB AG) (a)(c)	16,580,000	16,580,000
Series PT 1722, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,375,000	5,375,000
Series PT 464R, 1.44% (Liquidity Facility Danske Bank AS) (a)(b)(c)	4,995,000	4,995,000
California Hsg. Fin. Agcy. Home Mtg. Rev. Series F, 1.3% (Liquidity Facility Bank of New York NA) (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)(b)	17,700,000	17,700,000
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 1.4%, VRDN (a)(b)	23,900,000	23,900,000
Los Angeles Single Family Home Mtg. Rev. Participating VRDN Series PT 707, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	8,560,000	8,560,000
		122,310,000
Colorado - 2.0%
Colorado Hsg. & Fin. Auth. Series 2002 A3, 1.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	7,935,000	7,935,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Colorado - continued
Colorado Springs Utils. Rev. Participating VRDN Series SGA 88, 1.35% (Liquidity Facility Societe Generale) (a)(c)	$ 14,500,000	$ 14,500,000
Denver City & County Arpt. Rev.:
Participating VRDN Series PT 688, 1.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,235,000	6,235,000
Series 2000 B, 1.35% (MBIA Insured), VRDN (a)(b)	5,800,000	5,800,000
El Paso County Co. School District #38 Participating VRDN Series PT 1754, 1.24% (Liquidity Facility WestLB AG) (a)(c)	3,080,000	3,080,000
		37,550,000
District Of Columbia - 3.7%
District of Columbia Gen. Oblig. Participating VRDN:
Series Merlots 01 A127, 1.27% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,130,000	3,130,000
Series PA 568, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,165,000	4,165,000
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.44% (Liquidity Facility Bank of New York NA) (a)(b)(c)	1,395,000	1,395,000
District of Columbia Rev. Series C, 1.35% (FSA Insured), VRDN (a)	19,600,000	19,600,000
Metro. Washington Arpt. Auth. Sys. Rev. 1.25% (FSA Insured), VRDN (a)(b)	23,500,000	23,500,000
Metro. Washington Arpts. Auth. Participating VRDN Series MSTC 01 130, 1.37% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	11,060,000	11,060,000
Metro. Washington Arpts. Auth. Gen. Arpt. Rev. Participating VRDN Series Putters 240, 1.32% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,095,000	7,095,000
		69,945,000
Florida - 4.7%
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.39% (Liquidity Facility Bank of New York NA) (a)(b)(c)	1,725,000	1,725,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series MSTC 01 115, 1.35% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	19,855,000	19,855,000
Florida Tpk. Auth. Tpk. Rev. Participating VRDN Series Putters 218, 1.29% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	16,820,000	16,820,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (La Miranda Gardens Proj.) Series A, 1.28%, LOC Suntrust Bank, VRDN (a)(b)	2,500,000	2,500,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.45%, VRDN (a)	27,400,000	27,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 712, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 1,395,000	$ 1,395,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Charleston Club Apts. Proj.) Series A, 1.27%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(b)	7,250,000	7,250,000
(Glenn Millenia Proj.) Series 2001 C, 1.26%, LOC Key Bank NA, VRDN (a)(b)	3,355,000	3,355,000
Tampa Bay Wtr. Util. Sys. Rev. 1.3%, LOC Bank of America NA, VRDN (a)(b)	7,000,000	7,000,000
		87,300,000
Georgia - 2.3%
Appling County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Hatch Proj.) Second Series 2001, 1.37%, VRDN (a)(b)	15,700,000	15,700,000
Cobb County Hsg. Auth. Multi-family Hsg. Rev. (Woodsong Apts. Proj.) 1.25%, LOC Fannie Mae, VRDN (a)(b)	5,970,000	5,970,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 1.35%, LOC Comerica Bank, Texas, VRDN (a)(b)	1,410,000	1,410,000
Fulton County Hsg. Auth. Rev. 1.34% (American Int'l. Group, Inc. Guaranteed), VRDN (a)	5,300,000	5,300,000
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Mill Apts. Proj.) 1.3%, LOC Suntrust Bank, VRDN (a)(b)	2,000,000	2,000,000
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 B, 1.3%, LOC Suntrust Bank, VRDN (a)(b)	2,725,000	2,725,000
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 1.35%, LOC Wachovia Bank NA, VRDN (a)(b)	5,075,000	5,075,000
Savannah Port Auth. Rev. (Pier 1 Imports, Inc. Proj.) 1.31%, LOC Bank One NA, Chicago, VRDN (a)(b)	5,800,000	5,800,000
		43,980,000
Hawaii - 0.4%
Hawaii Gen. Oblig. Participating VRDN Series MS 00 796, 1.25% (Liquidity Facility Morgan Stanley) (a)(c)	7,430,000	7,430,000
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (Saint Lukes Reg'l. Med. Ctr. Proj.) 1.3%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	1,800,000	1,800,000
Idaho Hsg. & Fin. Association Participating VRDN Series PA 145A, 1.29% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,164,000	1,164,000
		2,964,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - 15.4%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 1.35%, LOC Fannie Mae, VRDN (a)(b)	$ 1,415,000	$ 1,415,000
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 1.34% (Liquidity Facility Citibank NA, New York) (a)(c)	2,450,000	2,450,000
Series PA 1123R, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,625,000	3,625,000
Chicago Midway Arpt. Rev.:
Series 1998 A, 1.35% (MBIA Insured), VRDN (a)(b)	32,500,000	32,500,000
Series 1998 B, 1.35% (MBIA Insured), VRDN (a)(b)	44,000,000	44,000,000
Chicago O'Hare Intl. Arpt. Spl. Facilities Rev. (American Airlines, Inc. Proj.) Series A, 1.4%, LOC Citibank NA, New York, VRDN (a)(b)	106,910,000	106,910,000
Chicago Pub. Bldg. Commision Bldg. Rev. Participating VRDN Series PT 1798, 1.24% (Liquidity Facility WestLB AG) (a)(c)	7,520,000	7,520,000
Illinois Gen. Oblig. Participating VRDN:
Series EGL 02 1301, 1.27% (Liquidity Facility Citibank NA, New York) (a)(c)	5,900,000	5,900,000
Series EGL 02 1304, 1.27% (Liquidity Facility Citibank NA, New York) (a)(c)	5,040,000	5,040,000
Madison County Envir. Impt. Rev. (Shell Wood River Refining Co. Proj.):
Series 1997 A, 1.37% (Shell Oil Co. Guaranteed), VRDN (a)(b)	35,500,000	35,500,000
Series 1998 A, 1.37% (Shell Oil Co. Guaranteed), VRDN (a)(b)	8,100,000	8,100,000
1.37% (Shell Oil Co. Guaranteed), VRDN (a)(b)	7,120,000	7,120,000
Southwestern Dev. Auth. Envir. Impt. Rev. (Shell Oil Co. Wood River Proj.) 1.37%, VRDN (a)(b)	17,375,000	17,375,000
Will County Exempt Facilities Rev.:
(Amoco Chemical Co. Proj.) Series 1998 A, 1.37%, VRDN (a)(b)	4,000,000	4,000,000
(BP Amoco Chemical Co. Proj.) 1.37% (BP PLC Guaranteed), VRDN (a)(b)	6,600,000	6,600,000
		288,055,000
Indiana - 2.5%
Burns Hbr. Indl. Dev. Rev. (J&F Steel Corp. Proj.) 1.4%, LOC Societe Generale, VRDN (a)(b)	1,400,000	1,400,000
Indiana Bond Bank Rev. Participating VRDN Series PA 1128R, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,990,000	5,990,000
Indiana Dev. Fin. Auth. Envir. Rev. (Republic Svcs., Inc. Proj.) Series 2001, 1.35%, LOC Suntrust Bank, VRDN (a)(b)	3,800,000	3,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Indiana - continued
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 1.35%, LOC Suntrust Bank, VRDN (a)(b)	$ 4,250,000	$ 4,250,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series PT 731, 1.32% (Liquidity Facility Danske Bank AS) (a)(b)(c)	2,600,000	2,600,000
Whiting Envir. Facilities Rev. (BP Products Proj.) Series 2002 C, 1.37% (BP PLC Guaranteed), VRDN (a)(b)	20,000,000	20,000,000
Whiting Indl. Swr. & Solid Waste Disp. Rev. (BP Amoco Oil Co. Proj.) 1.37% (BP PLC Guaranteed), VRDN (a)(b)	9,400,000	9,400,000
		47,440,000
Iowa - 0.3%
Iowa Fin. Auth. Participating VRDN Series PT 99, 1.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,015,000	4,015,000
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 1.35%, LOC Bank of America NA, VRDN (a)(b)	1,600,000	1,600,000
		5,615,000
Kansas - 1.0%
Butler County Solid Waste Disp. Facilities Rev. (Texaco Refining & Marketing, Inc. Proj.) Series 1994 A, 1.37% (ChevronTexaco Corp. Guaranteed), VRDN (a)(b)	15,400,000	15,400,000
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) 1.35%, LOC Bank of America NA, VRDN (a)(b)	3,600,000	3,600,000
		19,000,000
Kentucky - 1.2%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 1.3%, LOC Bank One NA, Chicago, VRDN (a)(b)	9,570,000	9,570,000
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series PT 490, 1.32% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	3,125,000	3,125,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 1.3%, LOC Bank of America NA, VRDN (a)(b)	2,920,000	2,920,000
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 742, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,100,000	5,100,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.45% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,895,000	1,895,000
		22,610,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Louisiana - 3.6%
Calcasieu Parish Indl. Dev. Board Envir. Rev. (Citgo Petroleum Corp. Proj.):
Series 1994, 1.37%, LOC BNP Paribas SA, VRDN (a)(b)	$ 10,100,000	$ 10,100,000
1.37%, LOC BNP Paribas SA, VRDN (a)(b)	9,200,000	9,200,000
Louisiana Gen. Oblig. Participating VRDN Series ROC 11 R4017, 1.27% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	8,000,000	8,000,000
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport/Independence Proj.) Series 2000, 1.35% (MBIA Insured), VRDN (a)	2,600,000	2,600,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series A, 1.37%, VRDN (a)(b)	2,500,000	2,500,000
(Shell Oil Co.-Norco Proj.) Series 1991, 1.37%, VRDN (a)(b)	24,300,000	24,300,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1994 A, 1.9%, VRDN (a)(b)	10,200,000	10,200,000
Series 1995, 1.9%, VRDN (a)(b)	1,050,000	1,050,000
		67,950,000
Maryland - 1.6%
Maryland Energy Fing. Administration (Cimenteries CBR SA Proj.) Series 2000, 1.37%, LOC Deutsche Bank AG, VRDN (a)(b)	27,800,000	27,800,000
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series PA 40, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,695,000	1,695,000
		29,495,000
Massachusetts - 2.1%
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev.:
(Waste Mgmt., Inc. Proj.) 1.4%, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,500,000	7,500,000
(Wheelabrator Millbury Proj.) 1.4%, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,000,000	10,000,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series SGA 87, 1.35% (Liquidity Facility Societe Generale) (a)(c)	20,875,000	20,875,000
		38,375,000
Michigan - 0.8%
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 1999 B2, 1.3% (MBIA Insured), VRDN (a)(b)	6,850,000	6,850,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev. (Mans Proj.) Series 1998, 1.4%, LOC Comerica Bank, Detroit, VRDN (a)(b)	$ 900,000	$ 900,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 1.7%, VRDN (a)	1,100,000	1,100,000
Univ. of Michigan Univ. Revs. (Univ. of Michigan Hosp. Proj.) Series 1995 A, 1.35%, VRDN (a)	6,500,000	6,500,000
		15,350,000
Minnesota - 0.7%
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 1.3%, LOC Lasalle Bank NA, VRDN (a)(b)	1,350,000	1,350,000
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.25% (Liquidity Facility Morgan Stanley) (a)(c)	5,500,000	5,500,000
Series ROC II R96, 1.27% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,000,000	3,000,000
Plymouth Multi-family Hsg. Rev. (At the Lakes Apts. Proj.) Series 1997 A, 1.34%, LOC Fannie Mae, VRDN (a)(b)	2,265,000	2,265,000
		12,115,000
Mississippi - 0.6%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 1.37%, VRDN (a)(b)	10,350,000	10,350,000
Lowndes County Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 1999, 1.9%, VRDN (a)(b)	1,500,000	1,500,000
		11,850,000
Missouri - 0.6%
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.) Series A, 1.3%, VRDN (a)	1,300,000	1,300,000
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series Merlots B38, 1.27% (Liquidity Facility Wachovia Bank NA) (a)(c)	9,375,000	9,375,000
		10,675,000
Montana - 0.5%
Anaconda-Deer Lodge County Envir. Facilities Rev. (ARCO-Anaconda Smelter Site Proj.) 1.37% (BP PLC Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
Montana Board of Hsg. Participating VRDN Series Putters 348, 1.32% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)(c)	4,780,000	4,780,000
		9,780,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Nebraska - 1.0%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 1.32% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	$ 2,130,000	$ 2,130,000
Series 2000 F, 1.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	7,680,000	7,680,000
Series 2002 B, 1.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	3,280,000	3,280,000
Series 2002 C, 1.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	3,855,000	3,855,000
Series 2002 F, 1.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	2,545,000	2,545,000
		19,490,000
Nevada - 1.2%
Clark County Gen. Oblig. Participating VRDN Series ROC II R1035, 1.27% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,000,000	3,000,000
Clark County Indl. Dev. Rev. Participating VRDN Series PA 1023, 1.29% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,190,000	6,190,000
Nevada Gen. Oblig. Participating VRDN Series 1714, 1.27% (Liquidity Facility WestLB AG) (a)(c)	2,340,000	2,340,000
Nevada Hsg. Division Series 2002 A:
1.25%, LOC Fannie Mae, VRDN (a)(b)	7,510,000	7,510,000
1.25%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	2,800,000	2,800,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 1.35% (Liquidity Facility Societe Generale) (a)(c)	1,500,000	1,500,000
		23,340,000
New Hampshire - 1.5%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 4, 1.44% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	5,900,000	5,900,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. Proj.) Series 1997 B, 1.25%, LOC Wachovia Bank NA, VRDN (a)(b)	1,215,000	1,215,000
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1.4%, LOC JPMorgan Chase Bank, VRDN (a)(b)	20,000,000	20,000,000
		27,115,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - 1.8%
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Related-Sierra Dev. Proj.) Series 2003 A, 1.25%, LOC Fannie Mae, VRDN (a)(b)	$ 13,700,000	$ 13,700,000
New York City Hsg. Dev. Corp. Multi-family Rev. (West 55th Street Dev. Proj.) 1.33%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	15,000,000	15,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series F1, 1.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,200,000	2,200,000
New York City Transitional Fin. Auth. Rev. Series 2001 B, 1.3% (Liquidity Facility Landesbank Baden-Wuerttemberg), VRDN (a)	2,700,000	2,700,000
		33,600,000
Non State Specific - 0.4%
Clipper Tax-Exempt Trust Participating VRDN:
Series 2003 1, 1.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,531,000	3,531,000
Series 2003 3, 1.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,100,000	3,100,000
		6,631,000
North Carolina - 2.6%
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden Apts. Proj.) 1.3%, LOC Suntrust Bank, VRDN (a)(b)	6,880,000	6,880,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 1.9%, VRDN (a)(b)	18,800,000	18,800,000
North Carolina Cap. Facilities Fin. Agcy. (Republic Svcs., Inc., Proj.) 1.35%, LOC Suntrust Bank, VRDN (a)(b)	15,000,000	15,000,000
North Carolina Hsg. Fin. Agcy. Participating VRDN:
Series Merlots 00 A37, 1.32% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	4,755,000	4,755,000
Series Merlots A70, 1.32% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,240,000	3,240,000
		48,675,000
Ohio - 1.7%
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 01 I, 1.31% (Liquidity Facility Bank of America NA) (a)(b)(c)	2,150,000	2,150,000
Series PT 582, 1.29% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	3,985,000	3,985,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Solid Waste Rev.:
(BP Amoco Chemical Co. Proj.) 1.35% (BP PLC Guaranteed), VRDN (a)(b)	$ 6,500,000	$ 6,500,000
(BP Exploration & Oil, Inc. Proj.):
Series 1998, 1.35%, VRDN (a)(b)	7,700,000	7,700,000
Series 1999, 1.35% (BP PLC Guaranteed), VRDN (a)(b)	4,000,000	4,000,000
(BP Products NA, Inc. Proj.) 1.35% (BP PLC Guaranteed), VRDN (a)(b)	8,300,000	8,300,000
		32,635,000
Oklahoma - 1.6%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series LB 99 A5, 1.35% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	440,000	440,000
Series PT 167, 1.29% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	1,650,000	1,650,000
Oklahoma Student Ln. Auth. Rev. Series 2002 A1, 1.25% (MBIA Insured), VRDN (a)(b)	17,000,000	17,000,000
Southeastern Oklahoma Indl. Auth. Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 2000 A, 2.2%, VRDN (a)(b)	6,000,000	6,000,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 581, 1.34% (Liquidity Facility Morgan Stanley) (a)(b)(c)	4,900,000	4,900,000
		29,990,000
Oregon - 0.2%
Port of Portland Arpt. Rev. Participating VRDN Series PT 1630, 1.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,485,000	4,485,000
Pennsylvania - 3.1%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 1.35%, LOC Mellon Bank NA, Pittsburgh, VRDN (a)(b)	1,000,000	1,000,000
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (Conemaught Proj.) Series 1997 A, 1.25%, LOC Bank One NA, Chicago, VRDN (a)(b)	5,120,000	5,120,000
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 1.3% (AMBAC Insured), VRDN (a)	2,100,000	2,100,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Reliant Energy Seward LLC Proj.) Series 2002 A, 1.3%, LOC WestLB AG, VRDN (a)(b)	4,500,000	4,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1997 B2, 1.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	$ 800,000	$ 800,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev. Series A1, 1.3% (AMBAC Insured), VRDN (a)(b)	4,000,000	4,000,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN Series Putters 217, 1.26% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,715,000	5,715,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.):
Series 1997 A, 1.4%, LOC Dexia Cr. Local de France, VRDN (a)	5,400,000	5,400,000
Series 1997 B, 1.5%, LOC Dexia Cr. Local de France, VRDN (a)(b)	29,600,000	29,600,000
		58,235,000
South Carolina - 2.3%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series B, 1.9%, VRDN (a)(b)	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Belton Woods Apt. Proj.) 1.3%, LOC Suntrust Bank, VRDN (a)(b)	5,745,000	5,745,000
(Cedarwoods Apts. Proj.) 1.3%, LOC Suntrust Bank, VRDN (a)(b)	5,750,000	5,750,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Turnils North America Proj.) Series 1999, 1.3%, LOC Suntrust Bank, VRDN (a)(b)	1,565,000	1,565,000
(Wellman, Inc. Proj.) Series 1990, 1.4%, LOC Wachovia Bank NA, VRDN (a)(b)	2,600,000	2,600,000
South Carolina Ports Auth. Ports Rev. Series 1998 B, 1.3% (FSA Insured), VRDN (a)(b)	17,500,000	17,500,000
		43,160,000
South Dakota - 0.5%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series BA 01 S, 1.34% (Liquidity Facility Bank of America NA) (a)(b)(c)	4,800,000	4,800,000
Series Merlots 00 GGG, 1.32% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,155,000	1,155,000
Series PA 980 R, 1.29% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,460,000	2,460,000
		8,415,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Tennessee - 1.3%
Chattanooga Indl. Dev. Board Indl. Rev. (Southern Foundry Supply Proj.) Series 1996, 1.3%, LOC Suntrust Bank, VRDN (a)(b)	$ 2,000,000	$ 2,000,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 1.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,500,000	4,500,000
Maury County Indl. Dev. Board Wtr. Facility Rev. (Saturn Corp. Proj.) Series 1987, 1.8%, VRDN (a)(b)	4,700,000	4,700,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 1.32% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,000,000	3,000,000
Sevier County Pub. Bldg. Auth. Rev. Series 2001 III A, 1.35% (AMBAC Insured), VRDN (a)(b)	10,470,000	10,470,000
		24,670,000
Texas - 13.6%
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.) Series B2, 1.3% (MBIA Insured), VRDN (a)	35,240,000	35,240,000
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.35%, LOC JPMorgan Chase Bank, VRDN (a)	5,925,000	5,925,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 1.37%, LOC JPMorgan Chase Bank, VRDN (a)(b)	8,600,000	8,600,000
Series 2002 A:
1.37%, LOC Bank of America NA, VRDN (a)(b)	7,900,000	7,900,000
1.37%, LOC JPMorgan Chase Bank, VRDN (a)(b)	6,500,000	6,500,000
Series 2002 B, 1.37%, LOC JPMorgan Chase Bank, VRDN (a)(b)	18,100,000	18,100,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series PT 738, 1.32% (Liquidity Facility Danske Bank AS) (a)(b)(c)	3,910,000	3,910,000
Series Putters 336, 1.32% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500,000	2,500,000
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 1.35% (Liquidity Facility Societe Generale) (a)(c)	8,930,000	8,930,000
Eanes Independent School District Participating VRDN Series PT 1681, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,935,000	6,935,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) 1.37%, LOC Bank One NA, Chicago, VRDN (a)(b)	20,900,000	20,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Amoco Oil Co. Proj.) Series 1997, 1.37%, VRDN (a)(b)	$ 6,900,000	$ 6,900,000
(BP Prods. North America, Inc. Proj.) 1.37% (BP PLC Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
Gulf Coast Waste Disp. Auth. Poll. Cont. & Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) Series 1996, 1.37%, VRDN (a)(b)	4,900,000	4,900,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.):
Series 1993, 1.37%, VRDN (a)(b)	13,550,000	13,550,000
Series 1995, 1.37% (Amoco Co. Guaranteed), VRDN (a)(b)	14,800,000	14,800,000
1.37%, VRDN (a)(b)	4,200,000	4,200,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.35%, LOC JPMorgan Chase Bank, VRDN (a)	3,500,000	3,500,000
Harris County Gen. Oblig. Participating VRDN Series EGL 02 6012, 1.27% (Liquidity Facility Citibank NA, New York) (a)(c)	4,000,000	4,000,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Children's Hosp. Proj.) Series 1999 B1, 1.35% (MBIA Insured), VRDN (a)	1,300,000	1,300,000
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Quail Chase Apts. Proj.) Series 1999, 1.27%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	11,110,000	11,110,000
Houston Arpt. Sys. Rev. Participating VRDN Series SG 03 161, 1.27% (Liquidity Facility Societe Generale) (a)(c)	3,000,000	3,000,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series Merlots 02 A16, 1.27% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,295,000	2,295,000
North Texas Tollway Auth. Participating VRDN Series ROC II R4008, 1.27% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,825,000	6,825,000
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 1.45%, VRDN (a)(b)	2,895,000	2,895,000
San Antonio Arpt. Sys. Rev. Participating VRDN Series PT 1607, 1.32% (Liquidity Facility WestLB AG) (a)(b)(c)	8,605,000	8,605,000
Tarrant Reg'l. Wtr. District Wtr. Participating VRDN:
Series PT 1691, 1.27% (Liquidity Facility WestLB AG) (a)(c)	1,445,000	1,445,000
Series PT 1703, 1.24% (Liquidity Facility WestLB AG) (a)(c)	4,405,000	4,405,000
Texas A&M Univ. Rev. Participating VRDN Series ROC II R4005, 1.27% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,000,000	5,000,000
Texas Gen. Oblig. (Veterans Hsg. Assistance Prog.) Fund II Series A, 1.27% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(b)	4,600,000	4,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Texas State Univ. Sys. Rev. Participating VRDN Series PA 992 R, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 4,190,000	$ 4,190,000
Univ. North Univ. Rev. Participating VRDN Series SGA 146, 1.3% (Liquidity Facility Societe Generale) (a)(c)	3,000,000	3,000,000
Univ. of Texas Univ. Revs. Participating VRDN Series MS 98 97, 1.25% (Liquidity Facility Morgan Stanley) (a)(c)	5,120,000	5,120,000
West Side Calhoun County Navigation District Envir. Facilities Rev. (BP Chemicals, Inc. Proj.) Series 2000, 1.37%, VRDN (a)(b)	9,200,000	9,200,000
		255,280,000
Utah - 0.3%
Provo City Hsg. Rev. (Branbury Park Proj.) Series 1987 B, 1.32%, LOC Bank One NA, Chicago, VRDN (a)(b)	1,200,000	1,200,000
Salt Lake City Arpt. Rev. Series 2001, 1.3%, LOC WestLB AG, VRDN (a)(b)	4,800,000	4,800,000
		6,000,000
Virginia - 1.6%
Dinwiddie County Indl. Dev. Auth. Exempt Facility Rev. (Chaparral Steel VA Proj.) Series A, 1.4%, LOC Bank of America NA, VRDN (a)(b)	10,200,000	10,200,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1996 A, 1.38%, LOC Cr. Suisse First Boston Bank, VRDN (a)(b)	5,500,000	5,500,000
Series 1997, 1.38%, LOC Cr. Suisse First Boston Bank, VRDN (a)(b)	4,000,000	4,000,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.25% (Liquidity Facility Morgan Stanley) (a)(c)	4,310,000	4,310,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Participating VRDN Series PT 690, 1.29% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,035,000	5,035,000
		29,045,000
Washington - 4.3%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 1.32% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,400,000	2,400,000
Clark County School District #114 Evergreen Participating VRDN Series PT 1575, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,170,000	5,170,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - continued
King & Snohomish Counties School District #417 Northshore Participating VRDN Series PT 1789, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 5,560,000	$ 5,560,000
Pierce County Econ. Dev. Corp. Rev. (K&M Hldgs. II Proj.) Series 1997, 1.3%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,200,000	1,200,000
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev. (BP West Coast Products LLC Proj.) 1.37%, VRDN (a)(b)	4,800,000	4,800,000
Port of Seattle Rev. Participating VRDN Series PT 1780, 1.29% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	8,635,000	8,635,000
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 1.27% (Liquidity Facility Societe Generale) (a)(c)	5,000,000	5,000,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series SGA 96, 1.35% (Liquidity Facility Societe Generale) (a)(c)	14,955,000	14,955,000
Tacoma Elec. Sys. Rev. Participating VRDN Series MS 00 512X, 1.25% (Liquidity Facility Morgan Stanley) (a)(c)	3,200,000	3,200,000
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 1.25%, LOC Bank of America NA, VRDN (a)	10,000,000	10,000,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, 1.3%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
Washington Gen. Oblig. Participating VRDN Series ROC II R86, 1.27% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	800,000	800,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	5,200,000	5,200,000
Washington Hsg. Fin. Commission Participating VRDN:
Series Merlots 97 D, 1.32% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	560,000	560,000
Series PT 636, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,675,000	3,675,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Heatherwood Apts. Proj.) Series 2002 A, 1.35%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	4,805,000	4,805,000
		80,960,000
West Virginia - 0.3%
West Virginia Gen. Oblig. Participating VRDN Series MSTC 00 12, 1.29% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	6,000,000	6,000,000
Wisconsin - 1.4%
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.5%, VRDN (a)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev. (Wisconsin Lutheran College Proj.) Series 2001, 1.35%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	$ 7,000,000	$ 7,000,000
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Series 2002 H, 1.26% (MBIA Insured), VRDN (a)(b)	13,000,000	13,000,000
Wisconsin Pub. Pwr., Inc. Sys. Pwr. Supply Sys. Rev., Participating VRDN Series Putters 285, 1.29% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,920,000	3,920,000
		26,920,000
TOTAL INVESTMENT PORTFOLIO - 97.8%	1,834,230,000
NET OTHER ASSETS - 2.2%	41,232,860
NET ASSETS - 100%	$ 1,875,462,860
Total Cost for Income Tax Purposes $ 1,834,230,000
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Income Tax Information

During the fiscal year ended May 31, 2003, 100.00% of the fund's income dividends was free from federal income tax, and 59.45% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		May 31, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 1,834,230,000
Cash		2,332,377
Receivable for investments sold		40,010,000
Interest receivable		3,424,452
Total assets		1,879,996,829

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,302,518
Distributions payable	2,206,489
Other payables and accrued expenses	24,962
Total liabilities		4,533,969

Net Assets		$ 1,875,462,860
Net Assets consist of:
Paid in capital		$ 1,875,409,865
Accumulated net realized gain (loss) on investments		52,995
Net Assets, for 1,875,346,251 shares outstanding		$ 1,875,462,860
Net Asset Value, offering price and redemption price per share ($1,875,462,860 ÷ 1,875,346,251 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

		Year ended May 31, 2003

Investment Income
Interest		$ 29,440,570
Expenses
Non-interested trustees' compensation	$ 8,441
Custodian fees and expenses	43,291
Audit	40,237
Legal	257
Insurance	5,501
Total expenses before reductions	97,727
Expense reductions	(44,270)	53,457
Net investment income		29,387,113
Net realized gain (loss) on investment securities		111,877
Net increase in net assets resulting from operations		$ 29,498,990

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2003	Year ended May 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 29,387,113	$ 17,956,113
Net realized gain (loss)	111,877	11,582
Net increase (decrease) in net assets resulting from operations	29,498,990	17,967,695
Distributions to shareholders from net investment income	(29,387,113)	(17,956,113)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	10,929,669,700	9,790,071,262
Cost of shares redeemed	(10,496,931,700)	(8,860,829,729)
Net increase (decrease) in net assets and shares resulting from share transactions	432,738,000	929,241,533
Total increase (decrease) in net assets	432,849,877	929,253,115

Net Assets
Beginning of period	1,442,612,983	513,359,868
End of period	$ 1,875,462,860	$ 1,442,612,983

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.019	.039	.037	.033
Distributions from net investment income	(.014)	(.019)	(.039)	(.037)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.38%	1.93%	4.01%	3.74%	3.35%
Ratios to Average Net Assets B
Expenses before expense reductions	.0045%	.0092%	.0101%	.0087%	.0095%
Expenses net of voluntary waivers, if any	.0045%	.0092%	.0101%	.0087%	.0095%
Expenses net of all reductions	.0025%	.0068%	.0073%	.0040%	.0071%
Net investment income	1.36%	1.75%	3.92%	3.69%	3.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,875,463	$ 1,442,613	$ 513,360	$ 1,210,969	$ 845,909

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2003

1. Significant Accounting Policies.

Fidelity® Municipal Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002, the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

4. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $44,270.

5. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Municipal Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Cash Central Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 3, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 273 funds advised by FMR or an affiliate. Mr. McCoy oversees 275 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Municipal Cash Central (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1996

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1996

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1996

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1996

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 2000

Vice President of Municipal Cash Central. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of Municipal Cash Central. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Norman U. Lind (47)

Year of Election or Appointment: 2001

Vice President of Municipal Cash Central. He is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Municipal Cash Central. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Municipal Cash Central. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Municipal Cash Central. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 1998

Assistant Vice President of Municipal Cash Central. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of Municipal Cash Central. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1997 Assistant Treasurer of Municipal Cash Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Municipal Cash Central. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Municipal Cash Central. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1997

Assistant Treasurer of Municipal Cash Central. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Fidelity® Securities Lending
Cash Central Fund

Annual Report

May 31, 2003

1.734009.104

Investments May 31, 2003

Showing Percentage of Net Assets

Commercial Paper - 4.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Deutsche Bank Financial LLC
6/2/03	1.38%	$ 200,000,000	$ 199,992,361
Federal Agencies - 31.3%

Fannie Mae - 19.4%
Agency Coupons - 4.9%
6/2/03	1.25 (a)	150,000,000	149,926,555
4/28/04	1.36	25,000,000	25,000,000
6/29/04	1.29 (b)	33,000,000	33,000,000
			207,926,555
Discount Notes - 14.5%
6/27/03	1.31	100,000,000	99,906,111
7/7/03	1.35	125,000,000	124,832,500
7/25/03	1.33	50,000,000	49,901,000
8/22/03	1.30	75,000,000	74,780,479
9/19/03	1.80	25,000,000	24,864,792
10/15/03	1.46	25,000,000	24,864,000
10/17/03	1.42	50,000,000	49,731,667
10/17/03	1.84	30,000,000	29,792,425
11/19/03	1.15	100,268,000	99,725,049
12/12/03	1.45	20,000,000	19,845,878
4/2/04	1.32	25,000,000	24,723,750
			622,967,651
			830,894,206
Federal Home Loan Bank - 4.7%
Agency Coupons - 4.7%
2/24/04	1.40	50,000,000	49,999,050
3/10/04	1.44	50,000,000	50,000,000
4/13/04	1.29	50,000,000	50,000,000
4/13/04	1.33	50,000,000	50,000,000
			199,999,050
Freddie Mac - 7.2%
Discount Notes - 7.2%
7/30/03	1.24	25,000,000	24,949,604
10/9/03	1.80	15,000,000	14,904,125
11/12/03	1.16	100,093,000	99,568,624
11/19/03	1.16	50,000,000	49,726,875
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Freddie Mac - continued
Discount Notes - continued
1/29/04	1.33%	$ 53,449,000	$ 52,978,322
3/25/04	1.30	70,000,000	69,258,311
			311,385,861
TOTAL FEDERAL AGENCIES			1,342,279,117
Time Deposits - 9.3%

Caisse des Depots et Consignations
6/2/03	1.35	200,000,000	200,000,000
RaboBank Nederland Coop. Central
6/2/03	1.35	200,000,000	200,000,000
TOTAL TIME DEPOSITS			400,000,000
Repurchase Agreements - 55.6%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations dated 5/30/03 due 6/2/03 At:
1.36%)	$ 1,880,213,392	1,880,000,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations dated 5/30/03 due 6/2/03 At: - continued
1.37%)	$ 286,434,586	$ 286,402,000
With Banc of America Securities LLC At 1.44%, dated 5/30/03 due 6/2/03 (Collateralized by Commercial Paper Obligations with principal amounts of $219,742,444, 0% - 1.45%, 6/16/03 - 8/19/03)	215,025,800	215,000,000
TOTAL REPURCHASE AGREEMENTS		2,381,402,000
TOTAL INVESTMENT PORTFOLIO - 100.9%		4,323,673,478
NET OTHER ASSETS - (0.9)%		(37,161,458)
NET ASSETS - 100%		$ 4,286,512,020
Total Cost for Income Tax Purposes $ 4,323,673,478
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Income Tax Information

A total of 6.37% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		May 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $2,381,402,000) - See accompanying schedule		$ 4,323,673,478
Interest receivable		1,389,183
Total assets		4,325,062,661

Liabilities
Payable to custodian bank	$ 328
Payable for investments purchased on a delayed delivery basis	33,000,000
Distributions payable	5,490,065
Other payables and accrued expenses	60,248
Total liabilities		38,550,641

Net Assets		$ 4,286,512,020
Net Assets consist of:
Paid in capital		$ 4,286,490,157
Accumulated net realized gain (loss) on investments		21,863
Net Assets, for 4,286,467,108 shares outstanding		$ 4,286,512,020
Net Asset Value, offering price and redemption price per share ($4,286,512,020 ÷ 4,286,467,108 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

		Year ended May 31, 2003

Investment Income
Interest		$ 51,715,166

Expenses
Accounting fees and expenses	$ 288,823
Non-interested trustees' compensation	12,770
Custodian fees and expenses	28,445
Audit	40,091
Legal	497
Insurance	8,326
Total expenses		378,952
Net investment income		51,336,214
Net realized gain (loss) on investment securities		22,073
Net increase in net assets resulting from operations		$ 51,358,287

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2003	Year ended May 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 51,336,214	$ 74,713,881
Net realized gain (loss)	22,073	17,195
Net increase (decrease) in net assets resulting from operations	51,358,287	74,731,076
Distributions to shareholders from net investment income	(51,336,214)	(74,713,881)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	23,360,049,357	19,235,959,178
Cost of shares redeemed	(22,902,732,024)	(19,436,151,080)
Net increase (decrease) in net assets and shares resulting from share transactions	457,317,333	(200,191,902)
Total increase (decrease) in net assets	457,339,406	(200,174,707)

Net Assets
Beginning of period	3,829,172,614	4,029,347,321
End of period	$ 4,286,512,020	$ 3,829,172,614

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2003	2002	2001	2000D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.025	.060	.051
Distributions from net investment income	(.016)	(.025)	(.060)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	1.59%	2.57%	6.22%	5.17%
Ratios to Average Net Assets E
Expenses before expense reductions	.0113%	.0115%	.0107%	.0093% A
Expenses net of voluntary waivers, if any	.0113%	.0115%	.0107%	.0093% A
Expenses net of all reductions	.0113%	.0113%	.0105%	.0093% A
Net investment income	1.53%	2.56%	6.04%	5.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,286,512	$ 3,829,173	$ 4,029,347	$ 6,623,840

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period July 1, 1999 (commencement of operations) to May 31, 2000.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2003

1. Significant Accounting Policies.

Fidelity® Securities Lending Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions,

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements - continued

in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by Fidelity Investments Money Management, Inc. (FIMM). The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated May 30, 2003, due June 2, 2003	1.36%
Number of dealers or banks	10
Maximum amount with one dealer or bank	13.7%
Aggregate principal amount of agreements	$3,643,530,000
Aggregate maturity amount of agreements	$3,643,943,564
Aggregate market value of transferred assets	$3,716,667,146
Coupon rates of transferred assets	0% to 11%
Maturity dates of transferred assets	6/4/03 to 12/1/42

Annual Report

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated May 30, 2003, due June 2, 2003	1.37%
Number of dealers or banks	3
Maximum amount with one dealer or bank	46.7%
Aggregate principal amount of agreements	$1,070,000,000
Aggregate maturity amount of agreements	$1,070,121,742
Aggregate market value of transferred assets	$1,091,401,104
Coupon rates of transferred assets	2.38% to 10.15%
Maturity dates of transferred assets	6/2/03 to 7/1/42

4. Fees and Other Transactions with Affiliates.

Management Fee. FIMM, an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002, the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

5. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Securities Lending Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Securities Lending Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Securities Lending Cash Central Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 7, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 273 funds advised by FMR or an affiliate. Mr. McCoy oversees 275 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Securities Lending Cash Central (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1996

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1996

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1996

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1996

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 2000

Vice President of Securities Lending Cash Central. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of Securities Lending Cash Central. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Robert A. Litterst (43)

Year of Election or Appointment: 2001

Vice President of Securities Lending Cash Central. He is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterst managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1999

Secretary of Securities Lending Cash Central. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Securities Lending Cash Central. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Securities Lending Cash Central. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 1999

Assistant Vice President of Securities Lending Cash Central. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of Securities Lending Cash Central. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1999 Assistant Treasurer of Securities Lending Cash Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Securities Lending Cash Central. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Securities Lending Cash Central. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1999

Assistant Treasurer of Securities Lending Cash Central. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fidelity Revere Street Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There were no significant changes in Fidelity Revere Street Trust internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 10. Exhibits

(a)		Not applicable.
(b)	(1)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	July15, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	July 15, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 15, 2003